Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Schedule of Income Tax Expense (Recovery)
Income Tax Expense (Recovery) in Net Earnings

	Years Ended December 31

(in thousands)	2025	2024
Current income tax expense (recovery)	$(3,045)	$(1,275)

Global minimum income tax expense	247,412	113,505

Total current income tax expense	$244,367	$112,230

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$19,747	$(318)

Write down (reversal of write down) or recognition of prior period temporary differences	(37,766)	3,292

Total deferred income tax (recovery) expense	$(18,019)	$2,974

Total income tax expense recognized in net earnings	$226,348	$115,204

Effective tax rate	13%	18%

Schedule of Income Tax Expense (Recovery) in Other Comprehensive Income
Income Tax Expense (Recovery) in Other Comprehensive Income

	Years Ended December 31

(in thousands)	2025	2024

Current income tax expense (recovery) related to LTIs - common shares held	$-	$3,709

Deferred income tax expense (recovery) related to LTIs - common shares held	22,403	(2,857)

Income tax expense (recovery) recognized in OCI	$22,403	$852

Disclosure of Income Tax Expense (Recovery) Directly in Equity
Income Tax Expense (Recovery) Directly in Equity

	Years Ended December 31

(in thousands)	2025	2024

Current income tax expense (recovery)	$1,152	$-

Total deferred income tax expense (recovery)	$(2,940)	$-

Total income tax expense (recovery) recognized in equity	$(1,788)	$-

Schedule of Income Tax Rate Reconciliation
Income Tax Rate Reconciliation
The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Years Ended December 31

(in thousands)	2025	2024

Earnings before income taxes	$1,698,068	$644,344

Canadian federal and provincial income tax rates	27%	27%

Income tax expense (recovery) based on above rates	$458,478	$173,973

Non-deductible stock based compensation and other	2,869	389

Differences in tax rates in foreign jurisdictions 1	(444,683)	(203,606)

Global minimum tax expense	247,412	113,505

Current period unrecognized temporary differences - impairment of mineral stream interests	-	23,085

Current period unrecognized temporary differences	38	4,566

Write down (reversal of write down) or recognition of prior period temporary differences	(37,766)	3,292

Total income tax expense (recovery) recognized in net earnings	$226,348	$115,204

Effective Tax Rate	13%	18%
1) During the year ended December 31, 2025, the Company’s subsidiaries domiciled in the Cayman Islands generated net earnings of $1.65 billion, as compared to $757 million during the comparable period of the prior year.

Schedule of Deferred Income Taxes
Deferred Income Taxes
The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the years ended December 31, 2025 and December 31, 2024, respectively, is shown below:

	Year Ended December 31, 2025

Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance

Deferred tax assets

Non-capital loss carryforward 1	$-	$1,240	$-	$513	$1,753

Long-term investments	-	-	9,667	-	9,667

Mineral stream interests 2	-	20,125	-	-	20,125

Other 3	945	9,479	-	2,427	12,851

Deferred tax liabilities

Unrealized gains on long-term investments	(187)	(710)	(32,070)	-	(32,967)

Mineral stream interests 2	38	(12,059)	-	-	(12,021)

Other	(1,145)	(57)	-	-	(1,202)

Total	$(349)	$18,018	$(22,403)	$2,940	$(1,794)

1)	As at December 31, 2025, the Company had recognized the tax effect on $ 6 million of non-capital losses against deferred tax liabilities.
2)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 4.2.

3)	Other includes capital assets, PSU and pension liabilities.
4)
Debt and share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

	Year Ended December 31, 2024

	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Closing Balance
Recognized deferred income tax assets and liabilities

Deferred tax assets

Non-capital loss carryforward	$810	$(810)	$-	$-

Capital loss carryforward	956	(317)	(639)	-

Other	4,135	(3,190)	-	945

Deferred tax liabilities

Unrealized gains on long-term investments	(4,415)	732	3,496	(187)

Mineral stream interests	(668)	706	-	38

Other	(1,050)	(95)	-	(1,145)

Total	$(232)	$(2,974)	$2,857	$(349)

Deferred income tax assets in Canada not recognized
Deferred income tax assets in Canada not recognized are shown below:

	December 31	December 31

(in thousands)	2025	2024

Mineral stream interests	3,490	33,969

Other	978	8,129

Unrealized losses on long-term investments	-	13,161

Total	$4,468	$55,259